Consolidated Statements Of Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Subscription	$ 196,858	$ 175,654	$ 166,904
Platform-derived	159,108	96,738	50,314
Total revenue	355,966	272,392	217,218
Cost of revenue:
Subscription	27,064	23,374	26,686
Platform-derived	27,320	7,849	2,293
Total cost of revenue	54,384	31,223	28,979
Gross profit	301,582	241,169	188,239
Operating expenses:
Research and development	55,485	35,008	23,364
Sales and marketing	92,198	76,933	58,562
General and administrative	73,491	60,710	40,683
Total operating expenses	221,174	172,651	122,609
Operating income	80,408	68,518	65,630
Other income (expense):
Interest income	132	69	52
Interest and finance costs	(21,167)	(16,581)	(23)
Other, net	(1,904)	(592)	1,693
Other income (expense), net	(22,939)	(17,104)	1,722
Income before income taxes and loss from investment in equity affiliate	57,469	51,414	67,352
Income tax (provision) benefit	(11,141)	49,260	(9,394)
Loss from investment in equity affiliate	(511)	(242)	(46)
Net income	45,817	100,432	57,912
Other comprehensive income (loss), net of tax:
Foreign currency translation gain (loss), net of tax	2,234	(4,752)	(1,734)
Other comprehensive income (loss)	2,234	(4,752)	(1,734)
Comprehensive income	48,051	95,680	56,178
Earnings per share:
Net income	45,817	100,432	57,912
Preferred share dividends	(753)	(7,208)	(7,210)
Distributed and undistributed earnings to participating securities		(27,513)	(12,676)
Net income available to ordinary shareholders - basic	45,064	65,711	38,026
Net income available to ordinary shareholders - diluted	$ 45,817	$ 65,711	$ 38,026
Earnings per ordinary share - basic	$ 0.86	$ 1.83	$ 1.06
Earnings per ordinary share - diluted	$ 0.84	$ 1.69	$ 0.99
Weighted-average shares outstanding - basic	52,395,427	36,000,000	36,000,000
Weighted-average shares outstanding - diluted	54,308,518	38,974,953	38,585,664
Cash dividends declared per ordinary share		$ 4.53	$ 0.83
Cash dividends declared per preferred share	$ 0.21	$ 5.13	$ 1.43